Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets

NOTE 11: Intangible assets

Thousands of $	Patents and Software licenses	Internally developed intangible assets	Externally acquired Intellectual property and Tradenames	Customers	TOTAL
Gross value at January 1, 2024	5,134	13,032	41,375	8,007	67,548
Additions		1,164			1,164
Gross value at December 31, 2024	5,134	14,196	41,375	8,007	68,712
Accumulated amortization and impairment At January 1, 2024	(5,134)	(9,060)	(7,272)	(1,745)	(23,211)
Additions		(753)	(2,920)	(1,232)	(4,905)
Currency translation adjustments			(4)		(4)
Accumulated amortization and impairment at December 31, 2024	(5,134)	(9,813)	(10,196)	(2,977)	(28,120)
Net value at December 31, 2024	-	4,383	31,179	5,030	40,592

Gross value at January 1, 2025	5,134	14,196	41,375	8,007	68,712
Business combination			2,970	1,210	4,180
Impairment		(160)			(160)
Gross value at December 31, 2025	5,134	14,036	44,345	9,217	72,732
Accumulated amortization and impairment At January 1, 2025	(5,134)	(9,813)	(10,196)	(2,977)	(28,120)
Additions	-	(1,091)	(2,815)	(1,286)	(5,192)
Currency translation adjustments	-	-	4		4
Accumulated amortization and impairment at December 31, 2025	(5,134)	(10,904)	(13,007)	(4,263)	(33,308)
Net value at December 31, 2025	-	3,132	31,338	4,954	39,424

Amortization of intangible assets is included as a separate line in the statement of profit or loss.

The externally acquired intangible assets include technology and tradenames acquired in the business combination with NovioGendix in 2015, the acquisition of GPS in August 2022, and the acquisition of ExoDx in September 2025. The NovioGendix IP has been fully amortized, and the remaining estimated useful life is 11.6 years for the GPS IP and 14.7 years for the Exosome IP.

Customer relationships include customers acquired in the GPS acquisition and the ExoDx business combination, resulting in the fair value at acquisition date of $8.0 million and $1.2 million respectively. The GPS and ExoDx customer relationships are amortized over 6.5 years, the estimated remaining amortization period amounts to 3 years for the GPS customers and 6.2 years for the ExoDx customers

The internally developed intangible assets relate to the capitalized development expenses for Confirm mdx and Select mdx over the past years as well as for the development of the GPS mdx assay in-house and our Resolve mdx assay. The estimated remaining amortization period amounts to 3.5 years for GPS, and 1.3 years for Resolve mdx. In 2025, the Company capitalized $0.0 million in GPS mdx development expenses (2024: $1.2 million in GPS mdx development expenses).

During 2025, the Company recognized impairment charges of $0.2 million relating to Select mdx internally developed intangible assets when it was determined that the carrying amount of these assets exceeded their recoverable amount. The amount was recorded under other financial expenses.